Federated Hermes Conservative Municipal Microshort Fund N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Oct. 31, 2026